Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Components of Net Periodic Benefit Cost (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Successor [Member] | Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Net periodic benefit expense:
Service cost	$ 698
Interest cost on the projected benefit obligation	1,178
Expected return on plan assets	(1,576)
Plan curtailments	(3,028)
Net periodic (benefit) cost	(2,728)
Successor [Member] | Foreign Pension Plan, Defined Benefit [Member]
Net periodic benefit expense:
Service cost	130
Interest cost on the projected benefit obligation	495
Expected return on plan assets	(714)
Plan curtailments	(2)
Net periodic (benefit) cost	(91)
Predecessor [Member] | Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Net periodic benefit expense:
Service cost		3,595	3,647	2,982
Interest cost on the projected benefit obligation		5,216	6,096	5,806
Expected return on plan assets		(6,632)	(7,330)	(7,104)
Amortization of prior service cost		77	93	54
Amortization of net loss		1,654	601	(54)
Net periodic (benefit) cost		3,910	3,107	1,684
Predecessor [Member] | Foreign Pension Plan, Defined Benefit [Member]
Net periodic benefit expense:
Service cost		560	678	654
Interest cost on the projected benefit obligation		2,453	3,096	3,262
Expected return on plan assets		(4,088)	(4,478)	(4,314)
Amortization of net loss		433	508	90
Plan curtailments			68
Net periodic (benefit) cost		(642)	(128)	(308)
Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Net periodic benefit expense:
Service cost	698	3,595	3,647	2,982
Interest cost on the projected benefit obligation	1,179	5,216	6,096	5,806
Plan curtailments	(3,028)
Foreign Pension Plan, Defined Benefit [Member]
Net periodic benefit expense:
Service cost	130	560	678	654
Interest cost on the projected benefit obligation	495	2,453	3,096	3,262
Plan curtailments	$ 226